Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Index 500 Portfolio
April 30, 2013
Prospectus

Maximilian Kaufmann no longer serves as a portfolio manager of the fund.

VI5-13-01  October 1, 2013
1.797998.115

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Disciplined Small Cap Portfolio
April 30, 2013
Prospectus

Bobe Simon no longer serves as a portfolio manager of the fund.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

VDSC-13-02  October 1, 2013
1.832801.111

Supplement to the
Fidelity® Variable Insurance Products Investor Class
Disciplined Small Cap Portfolio
April 30, 2013
Prospectus

Bobe Simon no longer serves as a portfolio manager of the fund.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

VDSCI-13-02  October 1, 2013
1.933381.104